Note 5 - Real Estate Assets Held for Sale (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Real Estate Portfolio [Member]
Income, Real Estate Assets Held for Sale	$ 2,396	$ 195
Minimum [Member]
Limited Partner Equity Interest in Real Estate Portfolio	1.00%
Maximum [Member]
Limited Partner Equity Interest in Real Estate Portfolio	2.00%